Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Current Assets:
Cash and cash equivalents	$ 423,504	$ 832,013	$ 78,005
Accounts receivable	35,946	106,889	0
Inventories	40,673	51,574	0
Prepaid expenses	10,426	14,961	11,865
Total current assets	510,549	1,005,437	89,870
Property and equipment, net	4,032	1,408	0
Other assets
Deposits	24,726	24,726	23,096
Total Assets	539,307	1,031,571	112,966
Current Liabilities:
Accounts payable and accrued liabilities	311,620	275,925	8,853
Due to related party			12,448
Accrued interest payable			479
Customer deposit	0	140,029	0
Loan from related party	0	63,369	20,000
Loan from stockholder	0	19,533	100,000
Income taxes payable	800	800	0
Other current liabilities	4,400	0
Total current liabilities	316,820	499,656	141,780
Noncurrent Liabilities:
Deferred rent	819	911	0
Total Liabilities	317,639	500,567	141,780
Commitments and Contingencies
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of September 30, 2016 and December 31, 2015	34,575	34,575	6,580
Additional paid-in capital	713,239	713,239	71,801
Accumulated deficit	(526,146)	(216,810)	(107,195)
Total stockholders' equity	221,668	531,004	(28,814)
Total Liabilities and Stockholders' Equity	$ 539,307	$ 1,031,571	$ 112,966